Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Account Receivable, Net
	December 31, 2014	December 31, 2013
Accounts receivable	$18,273	$8,441
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$18,273	$8,441